Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)		Sep. 30, 2025	Apr. 30, 2025	Mar. 31, 2025
Long-Term Investments [Abstract]
Investment in an equity method investee	[1]	$ 75,251
Investment in cost-method investees	[2]	4,247,784		3,647,784
Long-term investments		$ 4,323,035	$ 600,000	$ 3,647,784

[1]	During the six months ended September 30, 2025, the Company acquired 20% equity interest in one equity method investee, over which the Company exercised significant influence. The Company used equity method to measure the investment. For the six months ended September 30, 2025, the equity investee has not commenced its operations, therefore the Company did not record share of equity loss. The Company assessed indicators reflecting an other-than-temporary decline in fair value below the carrying value and did not provide impairment against the investment in the equity investee.
[2]	In April 2025, the Company closed an additional investment of $600,000 in one existing cost-method investee with intension to increase its equity interest in the investee. The Company made investment in two installments of $500,000 and $100,000 in August 2024 and April 2025, respectively. As of March 31, 2025, the Company recorded the first installment of $500,000 in the account of “Deposit for long-term investment” on the unaudited condensed consolidated balance sheet. Upon the closing of the investment in April 2025, the Company classified the investment of aggregating $600,000 in the account of “Long-term investments”. The Company accounted for the investment in these privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuers. These privately held companies just commenced their operations in the year of 2024, and incurred minimal losses through September 30, 2025. For the six months ended September 30, 2025 and 2024, the Company did not record upward adjustments or downward adjustments on the investment. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of the equity security. As of September 30, 2025 and March 31, 2025, the Company did not recognize impairment against the investment security.